Subsequent events (Details) - Euronav and Frontline Merger	Jul. 11, 2022	Apr. 07, 2022
Disclosure of non-adjusting events after reporting period [line items]
Exchange ratio of stock-for-stock combination		1.45
Major business combination
Disclosure of non-adjusting events after reporting period [line items]
Exchange ratio of stock-for-stock combination	1.45